NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2025
NET LOSS PER SHARE
NET LOSS PER SHARE

14. NET LOSS PER SHARE

Basic and diluted net loss per share for the nine months ended September 30, 2025 and 2024 are calculated as follows:

	Nine Months Ended September 30,
	2025	2024
Numerator:
Net loss attributable to continuing operations	$(15,482)	$(38,852)
Gain attributable to discontinued operations	—	27,466
Net loss	$(15,482)	$(11,386)
Denominator:
Denominator for basic and diluted income (loss) per share calculation- weighted average number of common shares outstanding	205,089,317	186,485,236

Net loss per share from continuing operations - basic and diluted	$(0.08)	$(0.21)
Gain per share from discontinued operations - basic and diluted	$—	$0.15
Net loss per share - basic and diluted	$(0.08)	$(0.06)

The Group uses loss from continuing operations as the “control number” or benchmark to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting loss per share for discontinued operations. The control number concept requires that the same number of potentially dilutive securities applied in computing diluted earnings per share from continuing operations be applied to all other categories of income or loss, regardless of their anti-dilutive effect on such categories. The effects of all outstanding RSUs and stock options have been excluded from the computation of diluted loss per share for the nine months ended September 30, 2025 and 2024 as their effects would be anti-dilutive to the control number. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Nine Months Ended September 30,
	2025	2024
RSUs	5,290,777	2,639,276
Stock options	25,681,732	9,142,068